Financial instruments and risk management - Working capital and going concern assessment (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)		Dec. 31, 2020 ZAR (R)		Dec. 31, 2022 USD ($)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ZAR (R)	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)
Working capital and going concern assessment
Profit for the year	R 18,980	R 33,796		R 30,622
Working capital	40,545	44,290		34,756
Equity	91,004	81,345	[1],[2]	70,716	[1],[2]				R 31,138
Cash from operating activities	15,543	32,256		27,151
Committed undrawn facilities	16,403	15,749		7,336
Cash and cash equivalents	R 26,076	R 30,292	[1]	R 20,240	[1]				R 5,619
Face amount of debt | $							$ 383,000,000	$ 200,000
Actual leverage ratio	(0.14)	(0.17)		(0.06)		(0.14)
Interest coverage ratio	93	(5,281)		80
Leverage ratio maximum per covenant for the second specified period	2.5	2.5
Minimum
Working capital and going concern assessment
Interest coverage ratio	4.0
US$600 million RCF
Working capital and going concern assessment
Face amount of debt | $						$ 600,000,000					$ 600,000,000
R5.5 billion RCF
Working capital and going concern assessment
Face amount of debt	R 5,500									R 5,500

[1]	* Restated — see note 1.5
[2]	** Restated — see note 1.5